INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES - Schedule of Liability for Insurance Contracts (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Claims incurred and other insurance service expenses	S/ (847,817)		S/ (703,341)
Result of the insurance service	(49,430)		(3,733)
Total changes in the consolidated income statement	1,051,450		609,754
Other changes	(563,993)		56,013
Cash flow:
Premiums received	1,886,374		1,500,797
Claims and other service expenses paid	(1,190,631)		(1,077,186)
Insurance acquisition cash flows	(101,310)		(80,588)
Net cash flow	594,433		343,023
Insurance Contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	13,422,285		12,318,133
Insurance income	(4,648,700)		(3,779,394)
Claims incurred and other insurance service expenses	3,676,869		2,266,847
Adjustments relating to the past to liabilities for incurred claims	(908,139)		(203,999)
Losses and recoveries for losses in onerous contracts	10,686		15,801
Amortization of insurance acquisition cash flows	21,259		7,128
Insurance service expenses	2,800,675		2,085,777	S/ 2,252,987
Result of the insurance service	(1,848,025)		(1,693,617)
Net financial expenses for insurance contracts	1,221,188		740,450
Total changes in the consolidated income statement	(626,837)		(953,167)
Investment components	0		0
Acquisition of Pacifico EPS shares | $		$ 115,645
Other changes	(782,539)		32,047
Cash flow:
Premiums received	7,358,881		5,180,689
Claims and other service expenses paid	(4,228,965)		(3,050,355)
Insurance acquisition cash flows	(994,315)		(105,062)
Net cash flow	2,135,601		2,025,272
Balances at the end of the period	14,264,155		13,422,285	12,318,133
Insurance Contracts | Liabilities for Remaining Coverage, Excluding loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	9,317,066		8,379,672
Insurance income	(4,649,818)		(3,779,710)
Claims incurred and other insurance service expenses	56,133		0
Adjustments relating to the past to liabilities for incurred claims	0		0
Losses and recoveries for losses in onerous contracts	0		0
Amortization of insurance acquisition cash flows	21,259		7,128
Insurance service expenses	77,392		7,128
Result of the insurance service	(4,572,426)		(3,772,582)
Net financial expenses for insurance contracts	1,012,259		553,835
Total changes in the consolidated income statement	(3,560,167)		(3,218,747)
Investment components	(1,045,427)		(914,866)
Acquisition of Pacifico EPS shares | $		(60,734)
Other changes	(683,280)		(4,620)
Cash flow:
Premiums received	7,358,881		5,180,689
Claims and other service expenses paid	0		0
Insurance acquisition cash flows	(994,315)		(105,062)
Net cash flow	6,364,566		5,075,627
Balances at the end of the period	10,332,024		9,317,066	8,379,672
Insurance Contracts | Liabilities for Remaining Coverage, Loss Component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	247,799		207,695
Insurance income	1,118		316
Claims incurred and other insurance service expenses	0		8,172
Adjustments relating to the past to liabilities for incurred claims	0		(4,365)
Losses and recoveries for losses in onerous contracts	10,686		15,801
Amortization of insurance acquisition cash flows	0		0
Insurance service expenses	10,686		19,608
Result of the insurance service	11,804		19,924
Net financial expenses for insurance contracts	(6,868)		(5,376)
Total changes in the consolidated income statement	4,936		14,548
Investment components	0		0
Acquisition of Pacifico EPS shares | $		0
Other changes	(7,212)		25,556
Cash flow:
Premiums received	0		0
Claims and other service expenses paid	0		0
Insurance acquisition cash flows	0		0
Net cash flow	0		0
Balances at the end of the period	245,523		247,799	207,695
Insurance Contracts | Liabilities for incurred claims - contracts not measured by PAA
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	1,288,630		1,212,856
Insurance income	0		0
Claims incurred and other insurance service expenses	842,435		722,763
Adjustments relating to the past to liabilities for incurred claims	(713,756)		(550,740)
Losses and recoveries for losses in onerous contracts	0		0
Amortization of insurance acquisition cash flows	0		0
Insurance service expenses	128,679		172,023
Result of the insurance service	128,679		172,023
Net financial expenses for insurance contracts	95,490		64,928
Total changes in the consolidated income statement	224,169		236,951
Investment components	1,045,427		914,866
Acquisition of Pacifico EPS shares | $		0
Other changes	(11,223)		1,171
Cash flow:
Premiums received	0		0
Claims and other service expenses paid	(1,190,631)		(1,077,214)
Insurance acquisition cash flows	0		0
Net cash flow	(1,190,631)		(1,077,214)
Balances at the end of the period	1,356,372		1,288,630	1,212,856
Insurance Contracts | Incurred Loss Liabilities - Contracts Measured by PAA, Present Value of Fulfillment Cash Flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	2,544,942		2,497,439
Insurance income	0		0
Claims incurred and other insurance service expenses	2,778,176		1,535,912
Adjustments relating to the past to liabilities for incurred claims	(190,799)		348,829
Losses and recoveries for losses in onerous contracts	0		0
Amortization of insurance acquisition cash flows	0		0
Insurance service expenses	2,587,377		1,884,741
Result of the insurance service	2,587,377		1,884,741
Net financial expenses for insurance contracts	119,361		126,019
Total changes in the consolidated income statement	2,706,738		2,010,760
Investment components	0		0
Acquisition of Pacifico EPS shares | $		175,615
Other changes	(80,224)		9,884
Cash flow:
Premiums received	0		0
Claims and other service expenses paid	(3,038,334)		(1,973,141)
Insurance acquisition cash flows	0		0
Net cash flow	(3,038,334)		(1,973,141)
Balances at the end of the period	2,308,737		2,544,942	2,497,439
Insurance Contracts | Liabilities for Incurred Claims for Contracts Measured by PAA, Risk Adjustment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Balances at the beginning of the period	23,848		20,471
Insurance income	0		0
Claims incurred and other insurance service expenses	125		0
Adjustments relating to the past to liabilities for incurred claims	(3,584)		2,277
Losses and recoveries for losses in onerous contracts	0		0
Amortization of insurance acquisition cash flows	0		0
Insurance service expenses	(3,459)		2,277
Result of the insurance service	(3,459)		2,277
Net financial expenses for insurance contracts	946		1,044
Total changes in the consolidated income statement	(2,513)		3,321
Investment components	0		0
Acquisition of Pacifico EPS shares | $		$ 764
Other changes	(600)		56
Cash flow:
Premiums received	0		0
Claims and other service expenses paid	0		0
Insurance acquisition cash flows	0		0
Net cash flow	0		0
Balances at the end of the period	S/ 21,499		S/ 23,848	S/ 20,471